Crypto Assets - Schedule of Reconciliation of Crypto Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Crypto Asset, Cost [Abstract]
Fair Value, December 31, 2024
Cost Basis, December 31, 2024
Additions from crypto assets received from purchases made with cash	574,920
Deposits of crypto assets (USDC) into tokenized investment fund (T12 Fund)	(150,202)
Deposits of crypto assets into liquid staking activities	(138,500)
Receipt of crypto assets rewards from liquid staking activities	207
Unrealized loss	(64,608)
Fair Value, December 31, 2025	221,817
Receipt of crypto assets at cost upon deposits of crypto assets at fair value into liquid staking activities	138,500
Impairment loss	(39,916)
Adjusted Carrying Amount, December 31, 2025	$ 98,584